Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.5%
2,156	iShares 20+ Year Treasury Bond ETF	$ 292,030	2.0
1,439	iShares Core S&P Small-Cap ETF	156,175	1.0
4,569	iShares Core U.S. Aggregate Bond ETF	520,089	3.5
8,638	Schwab U.S. TIPS ETF	528,300	3.6
2,675	Vanguard Value ETF	351,656	2.4

	Total Exchange-Traded Funds
	(Cost $1,743,650)	1,848,250	12.5

MUTUAL FUNDS: 87.5%
	Affiliated Investment Companies: 87.5%
75,555	Voya Global Bond Fund - Class R6	724,575	4.9
240,472	Voya High Yield Bond Fund - Class R6	1,923,777	13.0
234,437	Voya Intermediate Bond Fund - Class R6	2,402,982	16.2
7,938	Voya Large-Cap Growth Fund - Class R6	443,716	3.0
7,805	Voya MidCap Opportunities Portfolio - Class R6	144,936	1.0
18,955	Voya Multi-Manager Emerging Markets Equity Fund - Class I	283,574	1.9
10,725	Voya Multi-Manager International Equity Fund - Class I	146,177	1.0
28,316	Voya Multi-Manager International Factors Fund - Class I	298,735	2.0
14,195	Voya Multi-Manager Mid Cap Value Fund - Class I	155,573	1.0
251,648	Voya Short Term Bond Fund - Class R6	2,511,447	16.9
31,143	Voya U.S. High Dividend Low Volatility Fund - Class R6	424,473	2.9
15,010	Voya U.S. Stock Index Portfolio - Class I	301,549	2.0
115,914	VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,396,769	9.4
13,950	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	293,930	2.0
46,184	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,522,239	10.3

	Total Mutual Funds
	(Cost $12,165,946)	12,974,452	87.5

	Total Investments in Securities (Cost $13,909,596)	$ 14,822,702	100.0
	Liabilities in Excess of Other Assets	(1,367)	–
	Net Assets	$ 14,821,335	100.0

(1)	Non-income producing security.

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,848,250	$–	$–	$1,848,250
Mutual Funds	12,974,452	–	–	12,974,452
Total Investments, at fair value	$14,822,702	$–	$–	$14,822,702

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$804,209	$57,279	$(90,143)	$(46,770)	$724,575	$8,582	$5,656	$-
Voya High Yield Bond Fund - Class R6	2,088,707	104,768	(243,035)	(26,663)	1,923,777	26,842	10,064	-
Voya Intermediate Bond Fund - Class R6	2,635,756	352,386	(484,302)	(100,858)	2,402,982	19,756	4,271	-
Voya Large-Cap Growth Fund - Class R6	496,483	17,723	(54,462)	(16,028)	443,716	-	14,338	-
Voya MidCap Opportunities Portfolio - Class R6	168,404	4,978	(21,164)	(7,282)	144,936	-	8,178	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	333,927	9,956	(58,823)	(1,486)	283,574	-	13,267	-
Voya Multi-Manager International Equity Fund - Class I	165,040	4,978	(17,952)	(5,889)	146,177	-	11,073	-
Voya Multi-Manager International Factors Fund - Class I	328,877	9,956	(30,519)	(9,579)	298,735	-	18,980	-
Voya Multi-Manager Mid Cap Value Fund - Class I	165,043	4,978	(33,018)	18,570	155,573	-	1,447	-
Voya Short Term Bond Fund - Class R6	2,702,245	139,716	(314,437)	(16,077)	2,511,447	12,976	11,279	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	447,602	41,098	(91,768)	27,541	424,473	-	5,680	-
Voya U.S. Stock Index Portfolio - Class I	-	297,824	(2,572)	6,297	301,549	-	55	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,511,996	72,549	(152,685)	(35,091)	1,396,769	-	37,974	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	337,879	33,516	(84,059)	6,594	293,930	-	29,038	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,612,147	65,978	(194,842)	38,956	1,522,239	-	22,584	-
	$13,798,315	$1,217,683	$(1,873,781)	$(167,765)	$12,974,452	$68,156	$193,884	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $14,119,379.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 1,075,961
Gross Unrealized Depreciation	(372,638)
Net Unrealized Appreciation	$ 703,323